Consolidated Valuation and Qualifying Accounts	12 Months Ended
Jul. 01, 2016
Valuation and Qualifying Accounts [Abstract]
Consolidated Valuation and Qualifying Accounts
WESTERN DIGITAL CORPORATION
SCHEDULE II — CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS
(in millions)

Allowance for Doubtful Accounts
Balance at June 28, 2013	$9
Additions charges to operations	3
Deductions	(1)
Balance at June 27, 2014	11
Deductions	(4)
Balance at July 3, 2015	7
Balance assumed as a result of SanDisk acquisition	6
Deductions	(3)
Balance at July 1, 2016	$10